Net earnings per share (Details 2) (Options to purchase ordinary shares)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Options to purchase ordinary shares
Anti-dilutive securities disclosures
Antidilutive amount excluded from the calculation of diluted net income per share	13,864,973	13,602,359	11,553,019